Pacer Trendpilot US Large Cap ETF
Schedule of Investments
January 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 96.9%
Advertising - 0.1%
Interpublic Group of Cos., Inc.	44,663	$1,013,850
Omnicom Group, Inc. (a)	25,862	1,947,667
		2,961,517
Aerospace/Defense - 2.5%
Arconic, Inc.	50,118	1,501,034
Boeing Co.	63,753	20,290,667
General Dynamics Corp.	27,816	4,880,039
L3Harris Technologies, Inc.	26,670	5,902,871
Lockheed Martin Corp.	29,571	12,659,937
Northrop Grumman Corp.	18,627	6,977,115
Raytheon Co.	33,109	7,315,103
TransDigm Group, Inc. (a)	5,907	3,799,855
United Technologies Corp.	96,916	14,556,783
		77,883,404
Agriculture - 0.9%
Altria Group, Inc.	220,631	10,486,592
Archer-Daniels-Midland Co.	65,343	2,924,753
Philip Morris International, Inc.	186,112	15,391,462
		28,802,807
Airlines - 0.4%
Alaska Air Group, Inc.	14,234	919,374
American Airlines Group, Inc. (a)	47,695	1,280,134
Delta Air Lines, Inc.	69,065	3,849,683
Southwest Airlines Co.	58,973	3,242,336
United Airlines Holdings, Inc. (b)	26,658	1,994,018
		11,285,545
Apparel - 0.7%
Capri Holdings Ltd. (b)	17,372	520,465
Hanesbrands, Inc. (a)	41,975	577,576
NIKE, Inc. - Class B	148,495	14,300,068
PVH Corp.	8,632	752,451
Ralph Lauren Corp. - Class A	6,125	695,188
Tapestry, Inc.	33,500	863,295
Under Armour, Inc. - Class A (a)(b)	21,770	439,319
Under Armour, Inc. - Class C (a)(b)	22,124	397,347
VF Corp. (a)	37,968	3,150,205
		21,695,914
Auto Manufacturers - 0.4%
Ford Motor Co.	456,260	4,024,213
General Motors Co.	152,926	5,106,199
PACCAR, Inc.	40,688	3,019,457
		12,149,869
Auto Parts & Equipment - 0.1%
Aptiv PLC (a)	30,609	2,595,337
BorgWarner, Inc.	23,996	822,823
		3,418,160
Banks - 5.8%
Bank of America Corp.	956,210	31,392,374
Bank of New York Mellon Corp.	99,104	4,437,877
Citigroup, Inc.	257,874	19,188,404
Citizens Financial Group, Inc.	54,315	2,024,863
Comerica, Inc.	18,465	1,129,319
Fifth Third Bancorp	87,292	2,483,457
First Republic Bank	19,067	2,114,149
Goldman Sachs Group, Inc.	37,579	8,934,407
Huntington Bancshares, Inc.	123,699	1,678,596
JPMorgan Chase & Co.	374,254	49,536,260
KeyCorp.	120,428	2,253,208
M&T Bank Corp.	16,188	2,728,002
Morgan Stanley	145,255	7,591,026
Northern Trust Corp.	25,656	2,509,413
PNC Financial Services Group, Inc.	51,734	7,685,086
Regions Financial Corp.	120,378	1,874,286
State Street Corp.	44,177	3,341,107
SVB Financial Group (a)(b)	6,027	1,448,469
US Bancorp	167,840	8,932,445
Wells Fargo & Co.	454,546	21,336,389
Zions Bancorp (a)	22,109	1,005,738
		183,624,875
Beverages - 1.9%
Brown-Forman Corp. - Class B (a)	21,660	1,465,083
Coca-Cola Co.	458,230	26,760,632
Constellation Brands, Inc. - Class A	19,241	3,623,080
Molson Coors Brewing Co. - Class B (a)	21,747	1,208,698
Monster Beverage Corp. (b)	46,254	3,080,516
PepsiCo, Inc.	164,644	23,382,741
		59,520,750
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (b)	25,787	2,562,970
Amgen, Inc.	70,183	15,163,037
Biogen, Inc. (b)	21,295	5,725,161
Corteva, Inc.	88,014	2,545,365
Gilead Sciences, Inc.	150,713	9,525,061
Illumina, Inc. (b)	17,128	4,968,319
Incyte Corp. (b)	20,267	1,480,910
Regeneron Pharmaceuticals, Inc. (b)	9,543	3,224,961
Vertex Pharmaceuticals, Inc. (b)	30,679	6,965,667
		52,161,451
Building Materials - 0.3%
Fortune Brands Home & Security, Inc.	16,269	1,117,843
Johnson Controls International PLC	95,064	3,750,275
Martin Marietta Materials, Inc. (a)	6,976	1,840,269
Masco Corp.	35,237	1,674,462
Vulcan Materials Co.	15,328	2,170,905
		10,553,754
Chemicals - 1.7%
Air Products & Chemicals, Inc.	25,984	6,202,641
Albemarle Corp. (a)	12,274	985,357
Celanese Corp. - Class A	15,456	1,599,696
CF Industries Holdings, Inc.	26,802	1,079,585
Dow, Inc. (a)	87,944	4,051,580
DuPont de Nemours, Inc.	88,015	4,504,608
Eastman Chemical Co.	16,167	1,152,222
Ecolab, Inc.	29,476	5,780,538
FMC Corp.	15,523	1,483,844
International Flavors & Fragrances, Inc. (a)	11,667	1,529,660
Linde PLC	63,945	12,989,148
LyondellBasell Industries NV - Class A	30,797	2,397,854
Mosaic Co. (a)	41,076	814,948
PPG Industries, Inc.	27,724	3,322,444
Sherwin-Williams Co.	9,570	5,330,394
		53,224,519
Commercial Services - 2.1%
Automatic Data Processing, Inc.	51,039	8,747,574
Cintas Corp.	9,883	2,757,061
Equifax, Inc.	13,908	2,084,809
FleetCor Technologies, Inc. (b)	10,039	3,164,594
Gartner, Inc. (b)	10,447	1,679,669
Global Payments, Inc.	35,681	6,973,851
H&R Block, Inc. (a)	23,790	551,928
IHS Markit Ltd. (b)	47,880	3,775,817
MarketAxess Holdings, Inc.	4,362	1,544,933
Moody's Corp.	19,282	4,951,425
Nielsen Holdings PLC	41,103	838,501
PayPal Holdings, Inc. (b)	138,682	15,794,493
Quanta Services, Inc.	16,615	650,477
Robert Half International, Inc.	13,855	805,945
Rollins, Inc. (a)	17,150	650,842
S&P Global, Inc.	28,987	8,514,352
United Rentals, Inc. (a)(b)	9,033	1,225,688
Verisk Analytics, Inc.	19,127	3,107,564
		67,819,523
Computers - 6.4%
Accenture PLC - Class A	74,971	15,384,799
Apple, Inc.	495,086	153,234,068
Cognizant Technology Solutions Corp. - Class A	64,670	3,969,445
DXC Technology Co.	32,532	1,037,120
Fortinet, Inc. (b)	16,524	1,906,209
Hewlett Packard Enterprise Co.	155,976	2,172,746
HP, Inc.	175,018	3,731,384
International Business Machines Corp.	105,709	15,193,554
Leidos Holdings, Inc.	16,052	1,612,744
NetApp, Inc.	29,182	1,558,319
Seagate Technology PLC	27,278	1,554,573
Western Digital Corp.	33,476	2,192,678
		203,547,639
Cosmetics/Personal Care - 1.6%
Colgate-Palmolive Co.	101,116	7,460,338
Coty, Inc. - Class A (a)	35,047	359,582
Estee Lauder Cos., Inc. - Class A	26,224	5,117,876
Procter & Gamble Co.	294,538	36,705,326
		49,643,122
Distribution/Wholesale - 0.2%
Copart, Inc. (b)	23,704	2,405,008
Fastenal Co.	67,006	2,337,169
LKQ Corp. (b)	36,986	1,208,887
W.W. Grainger, Inc.	5,016	1,518,193
		7,469,257
Diversified Financial Services - 4.4%
Alliance Data Systems Corp.	5,108	525,051
American Express Co.	79,196	10,285,185
Ameriprise Financial, Inc.	14,900	2,464,609
BlackRock, Inc.	13,970	7,367,080
Capital One Financial Corp.	55,190	5,507,962
Cboe Global Markets, Inc.	12,722	1,567,605
Charles Schwab Corp. (a)	135,025	6,150,389
CME Group, Inc.	42,684	9,267,123
Discover Financial Services	38,879	2,920,979
E*TRADE Financial Corp.	29,358	1,251,238
Franklin Resources, Inc. (a)	34,524	873,457
Intercontinental Exchange, Inc.	66,452	6,627,922
Invesco Ltd.	47,798	826,905
MasterCard, Inc. - Class A	104,834	33,121,254
Nasdaq, Inc. (a)	13,354	1,555,207
Raymond James Financial, Inc. (a)	14,657	1,340,090
Synchrony Financial	70,219	2,275,798
T Rowe Price Group, Inc. (a)	27,781	3,709,597
Visa, Inc. - Class A (a)	202,151	40,221,984
Western Union Co. (a)	51,518	1,385,834
		139,245,269
Electric - 3.3%
AES Corp.	77,038	1,529,975
Alliant Energy Corp.	27,428	1,628,126
Ameren Corp.	28,494	2,337,933
American Electric Power Co., Inc. (a)	57,445	5,986,918
CenterPoint Energy, Inc. (a)	58,174	1,540,448
CMS Energy Corp.	32,120	2,200,541
Consolidated Edison, Inc.	39,513	3,714,222
Dominion Energy, Inc.	98,072	8,409,674
DTE Energy Co.	22,620	2,999,638
Duke Energy Corp.	86,081	8,404,088
Edison International	42,684	3,267,460
Entergy Corp.	23,658	3,111,500
Evergy, Inc.	27,976	2,018,748
Eversource Energy	36,890	3,410,112
Exelon Corp.	114,782	5,462,475
FirstEnergy Corp.	64,527	3,277,326
NextEra Energy, Inc.	58,255	15,623,991
NRG Energy, Inc.	33,388	1,231,683
Pinnacle West Capital Corp.	12,713	1,241,933
PPL Corp.	83,971	3,038,911
Public Service Enterprise Group, Inc.	58,932	3,488,774
Sempra Energy	33,256	5,342,244
Southern Co.	124,745	8,782,048
WEC Energy Group, Inc. (a)	36,667	3,662,667
Xcel Energy, Inc.	62,658	4,335,307
		106,046,742
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	26,901	2,613,432
Emerson Electric Co.	72,852	5,218,389
		7,831,821
Electronics - 1.2%
Agilent Technologies, Inc.	37,029	3,057,114
Allegion PLC (a)	10,758	1,391,225
Amphenol Corp. - Class A	35,045	3,485,926
Flir Systems, Inc.	15,921	820,568
Fortive Corp. (a)	34,250	2,566,353
Garmin Ltd. (a)	17,246	1,672,000
Honeywell International, Inc.	85,500	14,810,310
Keysight Technologies, Inc. (a)(b)	21,756	2,023,091
Mettler-Toledo International, Inc. (a)(b)	2,796	2,117,075
PerkinElmer, Inc.	12,650	1,169,872
TE Connectivity Ltd.	39,967	3,684,158
Waters Corp. (a)(b)	7,937	1,776,221
		38,573,913
Engineering & Construction - 0.0% (c)
Jacobs Engineering Group, Inc.	16,088	1,488,623
Entertainment - 0.0% (c)
Live Nation Entertainment, Inc. (b)	16,588	1,130,638
Environmental Control - 0.3%
Pentair PLC	18,323	786,606
Republic Services, Inc.	25,123	2,387,941
Waste Management, Inc.	45,695	5,561,082
		8,735,629
Finance and Insurance - 0.3%
Truist Financial Corp.	157,542	8,124,441
Food - 1.3%
Campbell Soup Co. (a)	22,144	1,071,548
ConAgra Foods, Inc. (a)	56,327	1,854,285
General Mills, Inc. (a)	69,371	3,622,554
Hershey Co.	17,726	2,750,543
Hormel Foods Corp. (a)	31,538	1,490,486
JM Smucker Co. (a)	13,278	1,375,733
Kellogg Co. (a)	29,410	2,006,056
Kroger Co.	93,197	2,503,271
Lamb Weston Holdings, Inc.	17,087	1,560,214
McCormick & Co., Inc. (a)	14,119	2,306,621
Mondelez International, Inc. - Class A	169,631	9,733,427
Sysco Corp.	61,262	5,032,061
The Kraft Heinz Co.	72,530	2,117,876
Tyson Foods, Inc. - Class A	34,341	2,837,597
		40,262,272
Forest Products & Paper - 0.1%
International Paper Co.	46,890	1,909,361
Gas - 0.1%
Atmos Energy Corp.	13,455	1,574,639
NiSource, Inc.	41,405	1,213,580
		2,788,219
Hand/Machine Tools - 0.1%
Snap-On, Inc. (a)	6,209	991,143
Stanley Black & Decker, Inc.	17,434	2,777,759
		3,768,902
Healthcare-Products - 4.1%
Abbott Laboratories	209,542	18,259,490
ABIOMED, Inc. (a)(b)	4,973	926,420
Align Technology, Inc. (b)	8,289	2,131,102
Baxter International, Inc.	60,981	5,440,725
Becton Dickinson and Co.	32,260	8,877,307
Boston Scientific Corp. (b)	166,321	6,963,860
Danaher Corp.	76,255	12,267,142
DENTSPLY SIRONA, Inc.	25,746	1,441,776
Edwards Lifesciences Corp. (b)	24,563	5,400,421
Henry Schein, Inc. (a)(b)	17,534	1,208,794
Hologic, Inc. (b)	31,294	1,674,855
IDEXX Laboratories, Inc. (b)	9,857	2,671,346
Intuitive Surgical, Inc. (b)	13,722	7,681,301
Medtronic PLC	159,961	18,465,898
ResMed, Inc. (a)	16,351	2,599,318
STERIS PLC	9,310	1,402,924
Stryker Corp.	38,303	8,070,442
Teleflex, Inc.	6,328	2,350,915
The Cooper Cos., Inc.	5,720	1,984,211
Thermo Fisher Scientific, Inc.	47,813	14,974,553
Varian Medical Systems, Inc. (b)	10,464	1,470,924
Zimmer Biomet Holdings, Inc.	23,675	3,501,533
		129,765,257
Healthcare-Services - 1.9%
Anthem, Inc.	29,892	7,929,750
Centene Corp. (a)(b)	67,419	4,234,561
DaVita, Inc. (b)	11,552	922,658
HCA Healthcare, Inc.	31,223	4,333,753
Humana, Inc.	15,712	5,283,003
IQVIA Holdings, Inc. (b)	21,677	3,365,354
Laboratory Corp. of American Holdings (b)	11,635	2,040,779
Quest Diagnostics, Inc.	15,630	1,729,772
UnitedHealth Group, Inc.	111,905	30,488,517
Universal Health Services, Inc. - Class B	9,784	1,341,484
		61,669,631
Home Builders - 0.2%
DR Horton, Inc.	39,920	2,363,264
Lennar Corp. - Class A	34,146	2,265,928
NVR, Inc. (b)	400	1,526,788
PulteGroup, Inc.	29,789	1,330,079
		7,486,059
Home Furnishings - 0.1%
Leggett & Platt, Inc. (a)	15,206	723,653
Whirlpool Corp. (a)	7,058	1,031,668
		1,755,321
Household Products/Wares - 0.4%
Avery Dennison Corp.	9,892	1,298,226
Church & Dwight Co., Inc.	28,641	2,125,735
Clorox Co. (a)	14,559	2,290,276
Kimberly-Clark Corp.	40,214	5,760,254
		11,474,491
Housewares - 0.0% (c)
Newell Brands, Inc.	49,608	968,844
Information - 0.1%
NortonLifeLock, Inc.	67,790	1,926,592
ViacomCBS, Inc.	63,658	2,172,647
		4,099,239
Insurance - 4.0%
Aflac, Inc.	88,526	4,565,286
Allstate Corp.	38,251	4,534,274
American International Group, Inc.	103,089	5,181,253
Aon PLC	27,795	6,121,849
Arthur J Gallagher & Co.	21,235	2,178,074
Assurant, Inc.	7,140	932,198
Berkshire Hathaway, Inc. - Class B (b)	233,329	52,366,027
Chubb Ltd.	53,549	8,138,913
Cincinnati Financial Corp.	17,456	1,832,007
Everest Re Group Ltd.	4,533	1,253,692
Globe Life, Inc.	11,764	1,226,515
Hartford Financial Services Group, Inc.	41,826	2,479,445
Lincoln National Corp.	24,835	1,353,011
Loews Corp.	32,261	1,659,828
Marsh & McLennan Cos., Inc.	60,332	6,748,738
MetLife, Inc.	95,094	4,727,123
Principal Financial Group, Inc.	30,591	1,619,793
Progressive Corp.	67,707	5,463,278
Prudential Financial, Inc.	47,926	4,364,142
Travelers Cos., Inc.	30,715	4,042,708
Unum Group	25,219	673,095
Willis Towers Watson PLC	15,170	3,205,269
WR Berkley Corp.	17,136	1,260,010
		125,926,528
Internet - 9.4%
Alphabet, Inc. - Class A (b)	35,713	51,168,872
Alphabet, Inc. - Class C (b)	35,459	50,856,362
Amazon.com, Inc. (b)	49,384	99,198,629
Booking Holdings, Inc. (b)	4,963	9,085,020
CDW Corp.	17,271	2,253,002
eBay, Inc.	94,090	3,157,660
Expedia Group, Inc. (a)	16,555	1,795,390
F5 Networks, Inc. (b)	6,820	832,858
Facebook, Inc. - Class A (b)	285,241	57,593,010
Netflix, Inc. (b)	51,744	17,856,337
Twitter, Inc. (b)	92,244	2,996,085
VeriSign, Inc. (b)	12,287	2,557,416
		299,350,641
Iron/Steel - 0.1%
Nucor Corp.	36,427	1,729,918
Leisure Time - 0.2%
Carnival Corp. (a)	46,544	2,026,061
Harley-Davidson, Inc. (a)	18,993	634,366
Norwegian Cruise Line Holdings Ltd. (b)	25,552	1,375,975
Royal Caribbean Cruises Ltd.	19,874	2,326,848
		6,363,250
Lodging - 0.5%
Hilton Worldwide Holdings, Inc.	34,447	3,713,387
Las Vegas Sands Corp.	40,304	2,632,254
Marriott International, Inc. - Class A	32,878	4,604,893
MGM Resorts International	58,267	1,809,773
Wynn Resorts Ltd.	11,408	1,439,233
		14,199,540
Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.	65,248	8,570,325
Machinery-Diversified - 0.7%
Cummins, Inc.	18,673	2,987,120
Deere & Co.	37,248	5,906,788
Dover Corp.	17,078	1,944,330
Flowserve Corp.	15,239	711,357
IDEX Corp.	8,913	1,460,395
Rockwell Automation, Inc.	13,796	2,644,141
Roper Technologies, Inc.	12,322	4,702,815
Wabtec Corp. (a)	21,671	1,600,620
Xylem, Inc.	20,937	1,709,715
		23,667,281
Media - 2.1%
Charter Communications, Inc. - Class A (a)(b)	18,464	9,554,381
Comcast Corp. - Class A	540,725	23,353,913
Discovery, Inc. (a)(b)	41,935	1,164,535
Discovery, Inc. - Class A (b)	18,098	529,547
DISH Network Corp. - Class A (b)	26,690	981,124
FOX Corp. - Class A	40,535	1,503,038
FOX Corp. - Class B	18,311	665,239
News Corp. - Class B (a)	14,269	199,338
News Corp. - Class A	44,727	609,182
Walt Disney Co.	212,875	29,442,741
		68,003,038
Mining - 0.2%
Freeport-McMoRan, Inc.	169,151	1,877,576
Newmont Goldcorp Corp.	97,855	4,409,346
		6,286,922
Miscellaneous Manufacturing - 1.4%
3M Co.	67,863	10,767,144
AO Smith Corp.	16,455	702,464
Eaton Corp. PLC	50,255	4,747,590
General Electric Co.	1,042,969	12,984,964
Illinois Tool Works, Inc. (a)	35,337	6,183,268
Ingersoll-Rand PLC	28,595	3,809,712
Parker-Hannifin Corp.	15,350	3,003,842
Textron, Inc.	27,951	1,283,789
		43,482,773
Office/Business Equipment - 0.1%
Xerox Holdings Corp.	23,804	846,708
Zebra Technologies Corp. - Class A (b)	6,335	1,514,192
		2,360,900
Oil & Gas - 3.1%
Apache Corp. (a)	44,064	1,209,116
Cabot Oil & Gas Corp. (a)	50,089	705,754
Chevron Corp.	223,288	23,923,076
Cimarex Energy Co.	10,800	474,012
Concho Resources, Inc.	23,158	1,754,913
ConocoPhillips	129,581	7,700,999
Devon Energy Corp.	48,211	1,047,143
Diamondback Energy, Inc.	17,911	1,332,579
EOG Resources, Inc.	67,466	4,918,946
Exxon Mobil Corp.	499,726	31,042,979
Helmerich & Payne, Inc.	12,486	506,307
HESS Corp.	28,954	1,637,928
HollyFrontier Corp.	18,295	821,812
Marathon Oil Corp.	96,928	1,102,071
Marathon Petroleum Corp.	76,664	4,178,188
Noble Energy, Inc.	55,890	1,104,945
Occidental Petroleum Corp.	105,296	4,182,357
Phillips 66	53,552	4,893,046
Pioneer Natural Resources Co.	19,686	2,657,610
Valero Energy Corp.	49,453	4,169,383
		99,363,164
Oil & Gas Services - 0.4%
Baker Hughes a GE Co.	76,726	1,661,885
Halliburton Co.	101,885	2,222,112
National Oilwell Varco, Inc. (a)	44,588	918,958
Schlumberger Ltd.	161,621	5,415,920
TechnipFMC PLC	49,541	817,922
		11,036,797
Packaging & Containers - 0.2%
Amcor PLC (a)	192,370	2,037,198
Ball Corp. (a)	39,240	2,832,343
Packaging Corp. of America (a)	10,717	1,026,153
Sealed Air Corp.	18,112	642,976
WestRock Co.	29,427	1,147,653
		7,686,323
Pharmaceuticals - 5.8%
AbbVie, Inc.	176,658	14,312,831
Allergan PLC	39,073	7,292,585
AmerisourceBergen Corp.	18,105	1,549,064
Bristol-Myers Squibb Co.	280,044	17,628,770
Cardinal Health, Inc.	34,670	1,775,451
Cigna Corp.	44,089	8,481,842
CVS Health Corp.	155,235	10,528,038
Eli Lilly & Co. (a)	99,753	13,929,509
Johnson & Johnson	314,189	46,773,316
McKesson Corp.	21,267	3,032,887
Merck & Co., Inc.	300,682	25,690,270
Mylan NV (b)	59,933	1,283,765
Perrigo Co. PLC	14,363	819,265
Pfizer, Inc.	653,623	24,340,920
Zoetis, Inc.	55,938	7,507,439
		184,945,952
Pipelines - 0.4%
Kinder Morgan, Inc. (a)	232,533	4,852,964
ONEOK, Inc. (a)	47,923	3,587,995
Williams Cos., Inc. (a)	141,214	2,921,717
		11,362,676
Real Estate Management/Services - 0.1%
CBRE Group, Inc. - Class A (b)	40,156	2,451,524
Retail - 5.3%
Advance Auto Parts, Inc.	8,178	1,077,451
AutoZone, Inc. (b)	2,809	2,971,810
Best Buy Co., Inc.	27,170	2,301,027
CarMax, Inc. (a)(b)	20,114	1,951,862
Chipotle Mexican Grill, Inc. (b)	2,931	2,540,473
Costco Wholesale Corp.	52,551	16,055,381
Darden Restaurants, Inc.	14,294	1,664,250
Dollar General Corp.	30,565	4,688,977
Dollar Tree, Inc. (b)	27,581	2,401,478
Gap, Inc. (a)	24,835	432,377
Genuine Parts Co. (a)	17,110	1,600,983
Home Depot, Inc.	128,777	29,374,034
Kohl's Corp. (a)	19,165	819,304
L Brands, Inc.	26,623	616,589
Lowe's Cos., Inc.	90,479	10,517,279
Macy's, Inc. (a)	35,505	566,305
McDonald's Corp.	88,887	19,019,151
Nordstrom, Inc. (a)	13,280	489,501
O'Reilly Automotive, Inc. (b)	8,959	3,638,250
Ross Stores, Inc.	43,159	4,842,008
Starbucks Corp.	139,456	11,830,052
Target Corp.	60,836	6,736,979
Tiffany & Co.	12,445	1,667,879
TJX Cos., Inc.	144,467	8,529,332
Tractor Supply Co.	14,139	1,314,220
Ulta Salon Cosmetics & Fragrance, Inc. (b)	6,711	1,797,944
Walgreens Boots Alliance, Inc.	90,506	4,602,230
Walmart, Inc. (a)	167,534	19,180,968
Yum! Brands, Inc.	36,306	3,840,086
		167,068,180
Savings & Loans - 0.0% (c)
People's United Financial, Inc.	43,913	677,138
Semiconductors - 4.2%
Advanced Micro Devices, Inc. (b)	129,653	6,093,691
Analog Devices, Inc.	42,919	4,710,360
Applied Materials, Inc.	111,118	6,443,733
Broadcom, Inc.	46,802	14,282,098
Intel Corp.	513,740	32,843,398
IPG Photonics Corp. (b)	4,039	515,659
KLA Corp.	19,263	3,192,650
Lam Research Corp.	17,252	5,144,719
Maxim Integrated Products, Inc.	32,307	1,942,297
Microchip Technology, Inc. (a)	27,471	2,677,873
Micron Technology, Inc. (b)	130,914	6,950,224
NVIDIA Corp.	72,707	17,190,116
Qorvo, Inc. (b)	14,351	1,519,197
QUALCOMM, Inc.	134,862	11,505,077
Skyworks Solutions, Inc.	20,334	2,300,792
Texas Instruments, Inc.	110,396	13,319,278
Xilinx, Inc.	29,389	2,482,783
		133,113,945
Shipbuilding - 0.0% (c)
Huntington Ingalls Industries, Inc.	4,817	1,257,237
Software - 8.8%
Activision Blizzard, Inc.	90,683	5,303,142
Adobe Systems, Inc. (b)	57,167	20,073,620
Akamai Technologies, Inc. (b)	18,996	1,773,277
ANSYS, Inc. (b)	9,657	2,649,205
Autodesk, Inc. (b)	25,481	5,015,935
Broadridge Financial Solutions, Inc.	13,502	1,608,763
Cadence Design System, Inc. (b)	32,690	2,357,276
Cerner Corp.	38,272	2,749,078
Citrix Systems, Inc.	14,587	1,768,236
Electronic Arts, Inc. (b)	35,104	3,788,424
Fidelity National Information Services, Inc.	73,185	10,513,757
Fiserv, Inc. (b)	67,463	8,001,786
Intuit, Inc.	31,004	8,692,901
Jack Henry & Associates, Inc.	8,749	1,308,325
Microsoft Corp.	904,140	153,911,752
MSCI, Inc.	9,991	2,855,428
Oracle Corp.	255,827	13,418,126
Paychex, Inc.	37,092	3,181,381
Salesforce.com, Inc. (b)	104,757	19,098,249
ServiceNow, Inc. (b)	22,343	7,557,073
Synopsys, Inc. (b)	17,298	2,551,628
Take-Two Interactive Software, Inc. (b)	13,287	1,656,092
		279,833,454
Telecommunications - 3.1%
Arista Networks, Inc. (a)(b)	5,937	1,325,970
AT&T, Inc. (a)	862,845	32,460,229
CenturyLink, Inc. (a)	110,902	1,514,921
Cisco Systems, Inc.	501,066	23,034,004
Corning, Inc. (a)	93,255	2,488,976
Juniper Networks, Inc.	40,245	923,220
Motorola Solutions, Inc.	20,189	3,573,453
T-Mobile US, Inc. (b)	37,292	2,953,154
Verizon Communications, Inc.	488,462	29,034,181
		97,308,108
Textiles - 0.0% (c)
Mohawk Industries, Inc. (b)	7,003	922,155
Toys/Games/Hobbies - 0.1%
Hasbro, Inc.	14,963	1,524,281
Transportation - 1.5%
CH Robinson Worldwide, Inc. (a)	15,854	1,144,976
CSX Corp.	91,820	7,009,539
Expeditors International of Washington, Inc.	19,965	1,458,244
FedEx Corp.	27,914	4,037,481
JB Hunt Trasport Services, Inc. (a)	9,940	1,072,824
Kansas City Southern	11,695	1,972,829
Norfolk Southern Corp.	31,514	6,561,530
Old Dominion Freight Line, Inc.	7,471	1,466,034
Union Pacific Corp.	81,980	14,708,852
United Parcel Service, Inc. - Class B	83,456	8,639,365
		48,071,674
Water - 0.1%
American Water Works Co., Inc. (a)	21,003	2,860,609
TOTAL COMMON STOCKS (Cost $2,712,516,817)		3,072,311,111

REAL ESTATE INVESTMENT TRUSTS - 2.9%
Alexandria Real Estate Equities, Inc.	13,525	2,207,280
American Tower Corp.	52,730	12,219,650
Apartment Investment & Management Co.	17,789	937,658
AvalonBay Communities, Inc.	16,031	3,473,757
Boston Properties, Inc.	17,923	2,569,262
Crown Castle International Corp. (a)	49,647	7,439,107
Digital Realty Trust, Inc. (a)	23,848	2,933,066
Duke Realty Corp.	41,795	1,517,576
Equinix, Inc.	10,068	5,937,402
Equity Residential	42,787	3,554,744
Essex Property Trust, Inc.	7,667	2,374,930
Extra Space Storage, Inc.	14,474	1,601,982
Federal Realty Investment Trust (a)	8,489	1,061,295
Healthpeak Properties, Inc. (a)	55,453	1,995,754
Host Hotels & Resorts, Inc. (a)	86,407	1,411,890
Iron Mountain, Inc.	33,234	1,050,527
Kimco Realty Corp.	47,898	912,457
Mid-America Apartment Communities, Inc.	13,284	1,822,698
Prologis, Inc. (a)	75,276	6,991,635
Public Storage	17,349	3,882,012
Realty Income Corp. (a)	38,021	2,981,227
Regency Centers Corp.	19,130	1,186,825
SBA Communications Corp.	12,806	3,195,865
Simon Property Group, Inc.	36,081	4,804,185
SL Green Realty Corp.	9,785	900,611
UDR, Inc.	34,597	1,657,542
Ventas, Inc.	44,433	2,570,893
Vornado Realty Trust	20,004	1,315,663
Welltower, Inc.	48,325	4,103,276
Weyerhaeuser Co.	87,385	2,529,796
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $82,942,579)		91,140,565

SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 1.50% (d)	6,117,298	6,117,298
TOTAL SHORT-TERM INVESTMENTS (Cost $6,117,298)		6,117,298

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.6%		209,723,405
Mount Vernon Liquid Assets Portfolio, LLC, 1.77% (d)	209,723,405	209,723,405
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $209,723,405)

Total Investments (Cost $3,011,300,099) - 106.6%		3,379,292,379
Liabilities in Excess of Other Assets - (6.6)%		(208,962,080)
TOTAL NET ASSETS - 100.0%		$3,170,330,299

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan as of January 31, 2020. The total value of securities on loan is $201,333,583 or 6.4% of net assets.
(b)	Non-income producing security.
(c)	Less than 0.05%
(d)	The rate shown is as of January 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 3,072,311,111	$ -	$ -	$ -	$ 3,072,311,111
Real Estate Investment Trusts	91,140,565	-	-	-	91,140,565
Short-Term Investments	6,117,298	-	-	-	$ 6,117,298
Investments Purchased with Proceeds from Securities Lending	-	-	-	209,723,405	209,723,405
Total Investments in Securities	$ 3,169,568,974	$ -	$ -	$ 209,723,405	$ 3,379,292,379

^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.